GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and cash equivalents	$ 120,855		$ 115,926		$ 46,968		$ 57,784
Short term investments	10,000
Accounts receivable	3,647		3,114
Accounts receivable—related parties	22,393		15,612
Intercompany receivables
Notes receivable	136,607		7,938
Intercompany loans receivable
Notes receivable—related parties			33,269
Real estate, net of accumulated depreciation	289,449		115,880
Investments in joint ventures	543,193		343,367
Investments in and advances to consolidated subsidiaries
Investments in loan pool participations	95,601		89,951
Marketable securities			23,005
Other assets	38,079		20,749
Goodwill	23,965		23,965
Total assets	1,283,789		792,776
Liabilities
Accounts payable	1,762		1,798
Accrued expenses and other liabilities	29,417		24,262
Intercompany payables
Accrued salaries and benefits	24,981		14,578
Deferred tax liability	22,671		18,437
Senior notes payable	409,640		249,385
Intercompany loans payable
Mortgage loans and notes payable	236,538		30,748
Junior subordinated debentures	40,000		40,000
Total liabilities	765,009		379,208
Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	509,644		410,235
Noncontrolling interests	9,136		3,333
Total equity	518,780		413,568		312,906		179,336
Total liabilities and equity	1,283,789		792,776
Parent [Member]
Assets
Cash and cash equivalents
Short term investments
Accounts receivable
Accounts receivable—related parties
Intercompany receivables
Notes receivable
Intercompany loans receivable
Notes receivable—related parties
Real estate, net of accumulated depreciation
Investments in joint ventures
Investments in and advances to consolidated subsidiaries	514,310		412,871
Investments in loan pool participations
Marketable securities
Other assets
Goodwill
Total assets	514,310		412,871
Liabilities
Accounts payable			52
Accrued expenses and other liabilities			2,584
Intercompany payables
Accrued salaries and benefits	4,666
Deferred tax liability
Senior notes payable
Intercompany loans payable
Mortgage loans and notes payable
Junior subordinated debentures
Total liabilities	4,666		2,636
Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	509,644		410,235
Noncontrolling interests
Total equity	509,644		410,235
Total liabilities and equity	514,310		412,871
Kennedy-Wilson, Inc. [Member]
Assets
Cash and cash equivalents	64,517		95,812		42,793		54,777
Short term investments	10,000
Accounts receivable	377		751
Accounts receivable—related parties	186		2,328
Intercompany receivables	3,269
Notes receivable	1,902		862
Intercompany loans receivable	39,587
Notes receivable—related parties			33,269
Real estate, net of accumulated depreciation			53
Investments in joint ventures	5,670		8,785
Investments in and advances to consolidated subsidiaries	873,768		567,285
Investments in loan pool participations
Marketable securities			22,972
Other assets	18,443		13,334
Goodwill
Total assets	1,017,719		745,451
Liabilities
Accounts payable	785		1,250
Accrued expenses and other liabilities	14,878		10,768
Intercompany payables
Accrued salaries and benefits	17,917		12,622
Deferred tax liability	20,189		18,555
Senior notes payable	409,640		249,385
Intercompany loans payable
Mortgage loans and notes payable
Junior subordinated debentures	40,000		40,000
Total liabilities	503,409		332,580
Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	514,310		412,871
Noncontrolling interests
Total equity	514,310		412,871
Total liabilities and equity	1,017,719		745,451
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	38,489	[1]	2,553	[1],[2]	3,350	[2],[3]	2,648	[3]
Short term investments
Accounts receivable	2,105		2,043
Accounts receivable—related parties	4,774		6,822
Intercompany receivables
Notes receivable	133,805		6,076
Intercompany loans receivable
Notes receivable—related parties
Real estate, net of accumulated depreciation	93,928		51,212
Investments in joint ventures	450,199		316,219
Investments in and advances to consolidated subsidiaries	142,441		82,393
Investments in loan pool participations	95,601		89,951
Marketable securities			33
Other assets	11,505		3,656
Goodwill	17,216		17,216
Total assets	990,063		578,174
Liabilities
Accounts payable	236		396
Accrued expenses and other liabilities	7,249		5,346
Intercompany payables
Accrued salaries and benefits	1,614		1,195
Deferred tax liability	2,327		(439)
Senior notes payable
Intercompany loans payable
Mortgage loans and notes payable	112,096		4,391
Junior subordinated debentures
Total liabilities	123,522		10,889
Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	873,768		567,285
Noncontrolling interests	(7,227)
Total equity	866,541		567,285
Total liabilities and equity	990,063		578,174
Non-Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	17,849		17,561		825		359
Short term investments
Accounts receivable	1,165		320
Accounts receivable—related parties	17,433		6,462
Intercompany receivables
Notes receivable	900		1,000
Intercompany loans receivable
Notes receivable—related parties
Real estate, net of accumulated depreciation	195,521		64,615
Investments in joint ventures	87,324		18,363
Investments in and advances to consolidated subsidiaries
Investments in loan pool participations
Marketable securities
Other assets	8,131		3,759
Goodwill	6,749		6,749
Total assets	335,072		118,829
Liabilities
Accounts payable	741		100
Accrued expenses and other liabilities	7,290		5,564
Intercompany payables	3,269
Accrued salaries and benefits	784		761
Deferred tax liability	155		321
Senior notes payable
Intercompany loans payable	39,587
Mortgage loans and notes payable	124,442		26,357
Junior subordinated debentures
Total liabilities	176,268		33,103
Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	142,441		82,393
Noncontrolling interests	16,363		3,333
Total equity	158,804		85,726
Total liabilities and equity	335,072		118,829
Eliminations [Member]
Assets
Cash and cash equivalents
Short term investments
Accounts receivable
Accounts receivable—related parties
Intercompany receivables	(3,269)
Notes receivable
Intercompany loans receivable	(39,587)
Notes receivable—related parties
Real estate, net of accumulated depreciation
Investments in joint ventures
Investments in and advances to consolidated subsidiaries	(1,530,519)		(1,062,549)
Investments in loan pool participations
Marketable securities
Other assets
Goodwill
Total assets	(1,573,375)		(1,062,549)
Liabilities
Accounts payable
Accrued expenses and other liabilities
Intercompany payables	(3,269)
Accrued salaries and benefits
Deferred tax liability
Senior notes payable
Intercompany loans payable	(39,587)
Mortgage loans and notes payable
Junior subordinated debentures
Total liabilities	(42,856)
Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	(1,530,519)		(1,062,549)
Noncontrolling interests
Total equity	(1,530,519)		(1,062,549)
Total liabilities and equity	$ (1,573,375)		$ (1,062,549)

[1]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2012 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
[2]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
[3]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.